INVENTORIES (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 620,097	$ 560,507
Work-in-process	546,066	455,335
Finished goods	3,998,979	5,665,968
Inventory, Net	$ 5,165,142	$ 6,681,810